Loans and Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 11,382	$ 12,848
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,424	2,239
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,363	538
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	969	1,490
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	66	187
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	26	24
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	8,958	10,609
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	7,293	8,583
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,495	1,848
Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	121	137
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	49	41
Loans held for sale [Member] | Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	0	1
Mortgages held for sale [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	177	177
In Process Of Foreclosure [Member]
Nonaccrual Loans [Abstract]
Recorded Investment Amount In Consumer Mortgage Loans Collateralized By Residential Real Estate Property	11,000	12,700
In Process Of Foreclosure [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Nonaccrual Loans [Abstract]
Recorded Investment Amount In Consumer Mortgage Loans Collateralized By Residential Real Estate Property	$ 6,200	$ 6,600